Segment information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of contract revenue split by customer
A breakdown of the Company’s revenues by customer for the years ended December 31, 2016, 2015 and 2014 is as follows:

	2016	2015	2014
BP	42.0%	44.8%	41.5%
ExxonMobil	22.0%	29.5%	26.4%
Hibernia	15.1%	2.6%	—%
Tullow	13.0%	13.5%	17.4%
Chevron	5.4%	8.5%	14.7%
Other	2.5%	1.1%	—%
Total	100.0%	100.0%	100.0%

Company's revenues and fixed assets by geographic area
The following presents the revenues for the years ended December 31, 2016, 2015 and 2014 and fixed assets as of December 31, 2016 and 2015 by geographic area:
Revenues

(In US$ millions)	2016	2015	2014
United States	$672.2	$781.1	$556.6
Canada	241.5	190.9	126.1
Ghana	208.1	234.7	233.5
Nigeria	185.2	250.1	228.5
Angola	175.9	179.4	92.3
Thailand	86.3	99.8	105.6
Other	31.1	5.6	—
Total	$1,600.3	$1,741.6	$1,342.6
Fixed Assets—Drilling Units (1)

(In US$ millions)	2016	2015
United States	$2,815.5	$2,927.4
Ghana	575.0	591.5
Angola	554.0	571.3
Spain	496.2	—
Canada	488.0	519.2
Thailand	241.0	251.5
Singapore	171.2	—
Nigeria	—	508.0
Myanmar	—	178.4
Total	$5,340.9	$5,547.3

(1)
The fixed assets referred to in the table above include the eleven drilling units at December 31, 2016 and December 31, 2015. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.